Business combination - Additional Information (Details) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 07, 2021	Jan. 06, 2021	Oct. 05, 2020	Feb. 28, 2019	Jan. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 24, 2020	Apr. 21, 2020	Dec. 31, 2017	Nov. 30, 2016
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share								$ 0.0001	$ 0.0001
Proceeds from Issuance of Common Stock						$ 1,282,000	$ 155,000	$ 1,748,000	$ 601,000
Common stock, shares, outstanding								89,206,266	88,279,119
Common stock. conversion basis					2.0681
Exercise price of warrants												$ 3.45	$ 2.61
Cash paid for redemption of common stock								$ (957,000)
Warrants outstanding	38,533,271
Preferred stock, shares authorized						0		155,387,025	155,387,025
Preferred stock, par value per share						$ 0.0001		$ 0.0001
Preferred stock, shares issued						0		139,444,346	139,444,346
Preferred stock, shares outstanding						0		139,444,346	139,444,346
Goodwill								$ 1,243,000	$ 1,243,000
Board of Directors [Member]
Business Acquisition [Line Items]
Preferred stock, shares authorized						25,000,000
Preferred stock, par value per share						$ 0.0001
Preferred stock, shares issued						0
Preferred stock, shares outstanding						0
Private Placement Warrant [Member]
Business Acquisition [Line Items]
Class of warrant or right, numbers issued	10,933,333
Public Warrants [Member]
Business Acquisition [Line Items]
Class of warrant or right, numbers issued	27,599,938
Private Placement Warrant and Public Warrant [Member]
Business Acquisition [Line Items]
Exercise price of warrants	$ 11.50
Equity Method Investment, Ownership Percentage				100.00%
Business Combination, Consideration Transferred				$ 1,400,000
Goodwill				$ 1,200,000
Common Class A [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001
Common stock, shares, outstanding	143,475,108					148,279,247		0
Common Class A [Member] | Public Warrants [Member]
Business Acquisition [Line Items]
Exercise price of warrants						$ 11.50
Common Class A [Member] | Clover Health Investments Corp [Member]
Business Acquisition [Line Items]
Common Stock, Voting Rights	one vote
Common Class A [Member] | SCH Sponsor III LLC [Member]
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction			15,200,000
Common Class B [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001					$ 0.0001		$ 0.0001
Common Stock, Voting Rights	10 votes per share
Cash consideration received from business combination	$ 499,800,000
Common stock, shares, outstanding	260,965,701					259,821,838		89,206,266
Share Price	$ 10.00
Common stock. conversion basis	2.0681
Pro rata adjustments, percentage	32.30%
Common Class A and Class B [Member]
Business Acquisition [Line Items]
Common stock, shares, outstanding	404,440,809
SCH class B ordinary shares converted to Clover class A common Stock [Member] | Social Capital Hedosophia Holdings Corp III [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share											$ 0.0001
Common stock. conversion basis	one-for-one
SCH class A ordinary shares converted to Clover class A common Stock [Member] | Social Capital Hedosophia Holdings Corp III [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share										$ 0.0001	$ 0.0001
Common stock. conversion basis	one-for-one
Shares redeemed for cash		24,892
Sale of Stock, Price Per Share		$ 10.00
Cash paid for redemption of common stock		$ 200,000
Redemption price per share		$ 10.00
Cash held-in-trust account		$ 827,900,000
Balance to pay on merger consideration		$ 499,800,000
PIPE Investment [Member]
Business Acquisition [Line Items]
Business combination, proceeds from private placement			$ 400,000					$ 400,000,000
PIPE Investment [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Proceeds from Issuance of Common Stock			$ 400,000,000
Sale of stock, number of shares issued in transaction			40,000,000
IPO [Member]
Business Acquisition [Line Items]
Business combination, deferred underwriter fees	$ 29,000,000							29,000,000
SCH and Merger Sub [Member]
Business Acquisition [Line Items]
Business combination, net increase in cash								670,000,000
Business combination, transaction costs								$ 61,800,000
SCH and Merger Sub [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Business combination, net increase in cash	670,000,000
Business combination, transaction costs	$ 61,000,000